RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2016
RELATED PARTY TRANSACTIONS [Text Block]
11.	RELATED PARTY TRANSACTIONS

During the years ended March 31, 2016 and 2015, the Company paid $64,210 and $47,100 in consulting fees to directors of the Company. This expense was included in research and development expense. At March 31, 2016, the Company owed $3,450 to a director for consulting services (March 31, 2015: 24,418).

During the years ended March 31, 2016 and 2015, a benefit of $195,709 and an expense of $1,040,854 was included in research & development expense as the fair value of stock-based compensation attributed to the options granted to two directors and a consultant for consulting services rendered with respect to the design and development of the PoNS™ device.